Equity - Monte Carlo pricing model assumptions used for the calculation of the fair value of share awards (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£) shares £ / shares	Jun. 30, 2020 GBP (£) shares £ / shares	Jun. 30, 2019 GBP (£) shares £ / shares
Disclosure of reserves within equity [abstract]
Risk free interest rate	(0.10%)	0.40%	0.80%
Expected life of the awards	36 months	37 months	37 months
Dividend yield	2.70%	1.90%	2.40%
Weighted average share price (in GBP per share)	£ 25.57	£ 35.01	£ 27.36
Weighted average fair value of awards granted in the year	£ 21.07	£ 8.99	£ 19.41
Number of awards granted in the year (in shares) | shares	2.1	1.7	2.5
Fair value of all awards granted in the year | £	£ 45	£ 16	£ 48